UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 February 3, 2003

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	64

Form13F Information Table Value Total:	159981

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      388    16000 SH       SOLE                                      16000
3M Company                     COM              88579y101     5887    47743 SH       SOLE                                      47743
AOL Time Warner Inc.           COM              00184A105     1886   143995 SH       SOLE                                     143995
Allstate Corp.                 COM              020002101     4552   123073 SH       SOLE                                     123073
American Express Co.           COM              025816109     4357   123243 SH       SOLE                                     123243
American Intl. Group           COM              026874107     3060    52902 SH       SOLE                                      52902
Amgen Corp.                    COM              031162100     3932    81345 SH       SOLE                                      81345
Amsouth Bancorporation         COM              032165102     1629    84869 SH       SOLE                                      84869
BP Amoco PLC Spons ADR         COM              055622104     2910    71580 SH       SOLE                                      71580
Bank of America Corp.          COM              060505104     5093    73210 SH       SOLE                                      73210
Bard (C.R.), Inc.              COM              067383109     1019    17575 SH       SOLE                                      17575
Bell South Corp.               COM              079860102     1125    43471 SH       SOLE                                      43471
Bristol Myers Squibb Co.       COM              110122108      384    16595 SH       SOLE                                      16595
CVS Corp.                      COM              126650100     2463    98622 SH       SOLE                                      98622
ChevronTexaco Corp.            COM              166764100     4235    63709 SH       SOLE                                      63709
Citigroup Inc.                 COM              172967101      398    11298 SH       SOLE                                      11298
Coca Cola Co.                  COM              191216100     1284    29290 SH       SOLE                                      29290
ConocoPhillips                 COM              20825c104     4863   100498 SH       SOLE                                     100498
Costco Wholesale Corp.         COM              22160k105     3364   119900 SH       SOLE                                     119900
Del Monte Foods Co             COM              24522p103      188    24352 SH       SOLE                                      24352
Disney (Walt) Co.              COM              254687106     1122    68775 SH       SOLE                                      68775
Dow Jones & Co.                COM              260561105      229     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      288     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     1697    33375 SH       SOLE                                      33375
Exxon Mobil Corp.              COM              30231G102     6599   188874 SH       SOLE                                     188874
Gannett Co. Inc.               COM              364730101     7818   108892 SH       SOLE                                     108892
General Electric Co.           COM              369604103     7296   299632 SH       SOLE                                     299632
General Motors Corp Cl H       COM              370442832      693    64812 SH       SOLE                                      64812
Goldman Sachs Group            COM              38141g104      783    11500 SH       SOLE                                      11500
H. J. Heinz Co.                COM              423074103     1793    54540 SH       SOLE                                      54540
Hewlett Packard Co             COM              428236103     1279    73656 SH       SOLE                                      73656
Home Depot Inc.                COM              437076102     3563   148334 SH       SOLE                                     148334
Int'l Business Machines Corp.  COM              459200101     4579    59081 SH       SOLE                                      59081
Intel Corp.                    COM              458140100     1348    86601 SH       SOLE                                      86601
Jefferson - Pilot              COM              475070108     1179    30948 SH       SOLE                                      30948
Johnson & Johnson              COM              478160104     7971   148406 SH       SOLE                                     148406
Kimberly - Clark               COM              494368103     3195    67300 SH       SOLE                                      67300
Kraft Foods Inc                COM              50075n104     1682    43200 SH       SOLE                                      43200
Liberty Media Corp. Class A    COM              530718105      477    53352 SH       SOLE                                      53352
Media General Inc Cl A         COM              584404107      420     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     8289   146425 SH       SOLE                                     146425
Microsoft Corp.                COM              594918104      463     8955 SH       SOLE                                       8955
Morgan Stanley                 COM              617446448     5244   131356 SH       SOLE                                     131356
Murphy Oil Corp.               COM              626717102     2860    66750 SH       SOLE                                      66750
Mylan Laboratories             COM              628530107     1037    29725 SH       SOLE                                      29725
Pepsico Inc.                   COM              713448108     1122    26581 SH       SOLE                                      26581
Pfizer, Inc.                   COM              717081103     4679   153064 SH       SOLE                                     153064
Pharmacia Corp.                COM              71713u102      265     6340 SH       SOLE                                       6340
Philip Morris Cos. Inc.        COM              718154107      345     8500 SH       SOLE                                       8500
Procter & Gamble               COM              742718109     3227    37555 SH       SOLE                                      37555
Schering-Plough                COM              806605101     2401   108175 SH       SOLE                                     108175
Schlumberger Ltd.              COM              806857108      542    12870 SH       SOLE                                      12870
Sears, Roebuck & Co.           COM              812387108     2239    93475 SH       SOLE                                      93475
Standard & Poor's Dep. Rcpts.  COM              78462f103      443     5025 SH       SOLE                                       5025
SunTrust Banks Inc.            COM              867914103      558     9800 SH       SOLE                                       9800
U. S. Bancorp                  COM              902973304     2196   103500 SH       SOLE                                     103500
United Parcel Service Cl B     COM              911312106     5537    87775 SH       SOLE                                      87775
United Technologies Corp.      COM              913017109     4199    67792 SH       SOLE                                      67792
Verizon Communications         COM              92343v104      556    14359 SH       SOLE                                      14359
Wachovia Corporation           COM              929903102     3679   100949 SH       SOLE                                     100949
Wal-Mart Stores                COM              931142103      379     7500 SH       SOLE                                       7500
WellPoint Health Networks      COM              94973h108      735    10325 SH       SOLE                                      10325
Wells Fargo & Co.              COM              949746101      559    11925 SH       SOLE                                      11925
Wyeth                          COM              983024100     1398    37375 SH       SOLE                                      37375